CONDENSED CONSOLIDATED INTERIM SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to acquire property, plant, and equipment	$ 23.8		$ 36.3
Property Management Fee, Percent Fee	0.80%	0.50%
Capitalized investments	$ 1.9	$ 0.3
Debt Instrument, Unamortized Premium	3.5		18.5
Impairment charges	1.1	$ 0.0
Seller Provided Installment Financing
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to acquire property, plant, and equipment	$ 0.7		$ 1.3